Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Categories of non-current financial liabilities [abstract]
Summary of Other Financial Liabilities

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Non-current
Financial liabilities at fair value
Liability for put options - non-controlling interests*	5,344	4,508	48
Employee share based payment obligation (refer Note 39(c) & 39(d))	-	1,160	12

Financial liabilities designated as fair value through profit & loss
Liability for put options#	-	9,047	96

Financial liabilities at amortised cost
Liability for operation and maintenance	1,015	1,015	11

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	217	89	1
	6,576	15,819	169
Current
Financial liabilities at fair value
Liability for put options - non-controlling interests*	1,027	1,136	12
Employee share based payment obligation (refer Note 39(c) & 39(d))	-	18	0
Derivative instruments - share warrants (refer Note 40)	190	14	0

Financial liabilities at amortised cost
Capital creditors	32,545	44,176	471
Purchase consideration payable	44	4	0
Liability for operation and maintenance	308	308	3

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	640	14	0
Total	34,754	45,670	487